Revenues from Contracts with Customers	12 Months Ended
Dec. 31, 2021
Revenues from Contracts with Customers
Revenues from Contracts with Customers

18. Revenues from Contracts with Customers

The Group has recognized the following amounts relating to revenues:

	For the year ended December 31,
	2019	2020	2021
Revenues from long-term fleet	508,778	462,887	497,200
Revenues from spot fleet	113,822	210,390	311,314
Revenues from The Cool Pool Limited (GasLog vessels)	45,253	—	—
Revenues from vessel management services	784	812	1,063
Total	668,637	674,089	809,577

Revenues from The Cool Pool Limited relate only to the pool revenues received from GasLog’s vessels operating in the Cool Pool and do not include the Net pool allocation to GasLog of ($4,264) for the year ended December 31, 2019, which is recorded as a separate line item in the consolidated statement of profit or loss.

Management allocates vessel revenues to two categories: a) spot fleet and b) long-term fleet, which reflects its commercial strategy. Specifically, the spot fleet category contains all vessels that have contracts with initial duration of less than five years. The long-term fleet category contains all vessels that have charter party agreements with initial duration of more than five years. Both categories, exclude optional periods.